Right of Use Assets and Lease Liabilities - Summary of Carrying Amounts of Right of Use Assets (Detail) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 28,539
Additions	0
Depreciation for the period	(2,267)
Disposals	(2,597)
Translation differences	143
Ending balance	23,818 [1]
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	23,481
Additions	0
Depreciation for the period	(1,327)
Disposals	(2,597)
Translation differences	141
Ending balance	19,698
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	986
Additions	0
Depreciation for the period	(206)
Ending balance	780
Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,072
Additions	0
Depreciation for the period	(734)
Translation differences	2
Ending balance	€ 3,340

[1]	Unaudited